
                                   Portfolio of Investments
                                The Elite Growth & Income Fund
                                        March 31, 1998
                                         (unaudited)


                                                                                Market Value
      Shares                                                                       Note 2A
                                                                              ------------------
                  Common Stock  83.5%
   --------------

                  Capital  Goods 23.6%

        30,000    AMP Incorporated                                            $     1,314,375
       180,000    Atrieva Inc. * (a)                                                   36,000
        30,000    Cisco Systems*                                                    2,051,250
        24,000    General Electric                                                  2,068,500
        24,000    Hewlett-Packard                                                   1,521,000
        16,000    I.B.M. Corporation                                                1,662,000
        32,000    Microsoft Corporation*                                            2,862,000
        24,000    Perkin Elmer                                                      1,735,500
        40,000    Raychem                                                           1,662,500
        30,000    Thomas & Betts                                                    1,920,000
        40,000    U.S. Filter*                                                      1,405,000
        16,000    Xerox Corporation                                                 1,703,000
                                                                              ------------------
                          Total Capital  Goods                                     19,941,125
                                                                              ------------------

                  Consumer Goods & Services  21.2%

        50,000    Callaway Golf                                                     1,450,000
       135,000    Coffee Station, Inc* (a)                                            202,500
        80,000    Eagle Hardware & Garden*                                          1,410,000
        26,000    Federal Express*                                                  1,849,250
        20,000    General Motors                                                    1,348,750
        30,000    H.R. Block                                                        1,426,875
        35,000    Manpower                                                          1,413,125
        24,000    Mattel Incorporated                                                 951,000
        35,000    Optiva * (a)                                                        875,000
        40,000    Starbucks*                                                        1,812,500
        60,000    Sherwin Williams                                                  2,130,000
        80,000    Veterinarian Center*                                              1,290,000
        60,000    Zale Corporation*                                                 1,732,500
                                                                              ------------------
                             Total Consumer Goods & Services                       17,891,500
                                                                              ------------------

                  Financial Intermediaries  11.6%
        48,000    A.C.E Limited (Insurance)                                         1,809,000
        32,000    Federal National Mortgage                                         2,024,000
        20,000    Marsh & McClellan                                                 1,746,250
        32,000    Mellon Bank Inc.                                                  2,032,000
        30,000    Washington Mutual                                                 2,150,625
                                                                              ------------------
                          Total Financial Intermediaries                            9,761,875
                                                                              ------------------




Portfolio of Investments
The Elite Growth & Income Fund
March 31, 1998 - Continued
(unaudited)
                                                                                 Market Value
    Shares                                                                         Note 2A
                                                                               -----------------

----------------------------------------------------------------------------------------------

                Health Care  Goods & Services  8.6%
     20,000     American Home Products                                             1,907,500
     16,000     Merck & Co.                                                        2,054,000
     15,000     Pfizer Inc.                                                        1,495,313
     55,000     U.S. Surgical                                                      1,815,000
                                                                               -----------------
                        Total  Health Care Goods & Services                        7,271,813
                                                                               -----------------

                Energy  18.6%
     30,000     Anadarko Petroleum                                                 2,070,000
     30,000     Camco International                                                1,815,000
    180,000     EEX Corporation*                                                   1,766,250
     80,000     Global Marine*                                                     1,980,000
     81,900     Ocean Energy*                                                      1,929,769
     70,000     Pogo Producing                                                     2,222,500
    170,000     Seagull Energy Corporation*                                        3,261,875
      8,000     Schlumberger Ltd.                                                    606,000
                                                                               -----------------
                        Total Energy                                              15,651,394
                                                                               -----------------

                        Total Common stock (Cost $46,076,656)                     70,517,706


                Options - Covered Calls  ( 2.4%)
     20,000     Cisco                    ( $  70.00  07-17-98)                      (100,000)
     61,000     EEX                      ( $  10.00  07-17-98)                     (  61,000)
     32,000     Fannie Mae               ( $  65.00  06-19-98)                     (  88,000)
     24,000     General Electric         ( $  80.00  06-19-98)                      (207,000)
     24,000     Hewlett Packard          ( $  75.00  01-15-99)                     (  94,500)
     24,000     Mattel                   ( $  47.50  07-17-98)                     (  17,250)
     16,000     Merck                    ( $120.00  01-15-99)                       (310,000)
     32,000     Microsoft                ( $  85.00  07-17-98)                      (298,000)
     15,000     Pfizer                   ( $  85.00  06-19-98)                      (253,125)
     80,000     Seagull Energy           ( $  20.00  08-21-98)                      (220,000)
     60,000     Sherwin Williams         ( $  35.00  06-19-98)                      (121,875)
     80,000     Veterinarian Center      ( $  17.50  09-18-98)                      (120,000)
     16,000     Xerox                    ( $110.00  01-15-99)                       (164,000)
                                                                               -----------------
                        Total Value of Calls (Cost $2,011,171)                   ( 2,054,750)
                                                                               -----------------







Portfolio of Investments
The Elite Growth & Income Fund
March 31, 1998- Continued
(unaudited)

Par Value                                                                        Market Value
                                                                               ----------------
                                                                                   Note 2A
                                                                               -----------------

                 Bonds  12.3%
$35,000,000      U.S. Government Zero Coupon due 05/15/19                           9,860,200
       500,000   Q-Point International 6.00% due 05/01/99 (a)                         500,000
                                                                               -----------------
                         Total Bonds (Cost $8,358,126)                             10,360,200
                                                                               -----------------

                         Total Investments
                         (Cost $41,319,884**)             93.5%                    78,823,156


                         Cash and receivables
                            in excess of liabilities       6.5%                     5,488,546
                                                        ----------             -----------------

                         NET ASSETS                      100.0%                $   84,311,702
                                                        ==========             =================

(a) Restricted  security  ( see note 3)
*    Non - income producing
**  Cost for Federal Income Tax purposes is the same.

At March 31, 1998, unrealized appreciation of securities for Federal Income Tax purposes is as follows:


Unrealized appreciation                                         $ 26,881,111
Unrealized depreciation                                             (481,567)
Net unrealized appreciation                                     $ 26,399,544


                               See Notes to Financial Statement






                                   Portfolio of Investments
                                    The Elite Income Fund
                                        March 31, 1998
                                         (unaudited)

                                                                                Market Value
    Par Value                                                                      Note 2A
                                                                              ------------------
                   Bonds  94.3%
                  -----------------

                   U.S. Government Notes and Bonds  54.0%
 $   1,600,000     U.S. Treasury Note
                       7.875% due 11/15/99                                      $   1,655,536
     4,220,000     U.S. Treasury Note
                        6.250% due 02/15/03                                         4,319,887
     3,790,000     U.S. Treasury Bond
                       7.250% due 05/15/16                                          4,315,445
                                                                              ------------------
                           Total U.S. Government Notes and Bonds                   10,290,868
                                                                              ------------------

                   Electric Utilities  11.6%
       500,000     Portland General Electric
                       8.880% due 08/12/99                                            517,500
       520,000     Ohio Power
                        6.750% due 04/01/03                                           532,350
       500,000     Hawaiian Electric
                        6.660% due 12/05/05                                           496,250
       650,000     Appalachian Power Co.
                       6.800% due 03/01/06                                            666,250
                                                                              ------------------
                           Total Electric Utility Bonds                             2,212,350
                                                                              ------------------

                   Gas Utilities  9.9%
      770, 000     Consumer Energy Co.
                       8.875% due 11/15/99                                            799,838
       450,000     Entergy Arkansas Inc.
                        7.000% due 03/01/02                                           459,563
       600,000     Pacific Gas Transmission
                        7.100% due 06/01/05                                           624,000
                                                                              ------------------
                               Total Gas Utilities                                  1,883,400
                                                                              ------------------

                   Mortgage Backed Bonds  9.3%
      500,000      Fannie Mae (1993-93HA)
                       6.750%  due  01/25/08                                          509,194
      550,000      Federal Home Loan (Mortgage Backed)
                       6.100%  due  02/15/24                                          549,604
      717,481      Donaldson, Lufkin & Jenrette - A
                       6.500%  due  04/25/24                                          717,173
                                                                              ------------------
                               Total Mortgage Backed Bonds                          1,775,971
                                                                              ------------------


Portfolio of Investments
The Elite Income Fund
March 31, 1998 - Continued
(unaudited)


                                                                                 Market Value
    Par Value                                                                      Note 2A
                                                                              ------------------

------------------
                   Financial/Corporate Bonds  9.5%
      700,000      Ford Motor Co.
                       8.200%  due  02/15/02                                          747,250
      450,000      Fannie Mae
                       6.870%  due  06/01/01                                          450,320
      500,000      Federal Home Loan
                       0.000%  due  09/29/17                                          104,530
      500,000      Heller Financial
                       6.440%  due  10/06/02                                          499,375
                                                                              ------------------
                               Total Financial/Corporate Bonds                      1,801,475
                                                                              ------------------

                               Total Value Bonds (Cost $17,466,018)                17,964,063
                                                                              ------------------
                                                                              ------------------


 Shares
                   Preferred Stock  1.5%
          2,844    Entergy Gulf State Utilities  $8.64                                287,955
                                                                              ------------------
                                Total Preferred Stock (cost $295,065)                 287,955
                                                                              ------------------

                               Total Investments
                                (Cost $17,466,018**)             95.8%             18,252,018

                           Cash and receivables
                             in excess of liabilities             4.2%                808,293
                                                                              ------------------

                               Net Assets                                     $    19,060,311
                                                                              ==================

 **Cost for Federal Income Tax purposes is the same.

 At March 31, 1998, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                   Unrealized appreciation             $       596,532
                   Unrealized depreciation                    (105,597)
                                                       ------------------
                   Net unrealized depreciation         $       490,935
                                                       ------------------

                              See Notes to Financial Statements




                             STATEMENT OF ASSETS AND LIABILITIES
                                        March 31, 1998
                                         (unaudited)

                                                   THE ELITE GROWTH &            THE ELITE
                                                       INCOME FUND              INCOME FUND
                                                 ------------------------     -----------------
ASSETS:
Investments in securities at value (notes 2A, 3 )
    (Cost $57,912,158 and $17,756,861)               $      78,823,156       $      18,252,018
Cash and cash equivalent (Note 2E)                           4,823,088                 844,237
Receivables:
    Securities sold                                            615,629                    ---
    Interest                                                    25,032                 331,660

    Dividends                                                   47,520                    ---

    Capital stock sold                                         285,765                   9,111

                                                     ------------------      ------------------

    Total Assets                                            84,620,190              19,437,026
                                                     ------------------      ------------------


LIABILITIES:
Payables:
    Securities purchased                                       194,430                    ---
    Capital stock reacquired                                     5,009                 112,714

    Distributions                                              102,255                 260,872
    Accrued expenses                                             6,793                   3,129

                                                     ------------------      ------------------

    Total Liabilities                                          308,488                 376,715
                                                     ------------------      ------------------


NET ASSETS:
The Elite Growth & Income Fund--applicable to
  3,408,501 shares outstanding                       $     84,311,702
                                                     ==================
The Elite Income Fund-applicable to 1,863,370
  shares outstanding                                                         $      19,060,311
                                                                             ==================
NET ASSET VALUE, OFFERING AND REDEMPTION  PRICE
PER SHARE
  (Net assets / shares outstanding)
                                                     $          24.74        $           10.23
                                                     ==================      ==================



At March 31, 1998 the components of net assets were as follows:

Paid-in capital                                      $     56,201,713          $     18,502,222

Accumulated net realized gain on investments                1,711,395                    69,804
Undistributed net investment income                              (950)                   (2,650)

Net unrealized  appreciation (depreciation)                26,399,544                   490,935
                                                     ===================     ===================

    Net assets                                       $     84,311,702          $     19,060,311
                                                     ===================     ===================

                              See Notes to Financial Statements




                                   STATEMENT OF OPERATIONS
                           For the Six Months Ended March 31, 1998
                                         (unaudited)

                                                   THE ELITE GROWTH &        THE ELITE INCOME
                                                      INCOME FUND                  FUND
                                                  ----------------------    -------------------

INVESTMENT INCOME:
Income:
    Interest                                         $         448,962       $         563,631
    Dividends
                                                               250,453                  12,286
                                                     ------------------      ------------------
        Total Income
                                                               699,415                 575,917
                                                     ------------------      ------------------

Expenses:
    Investment management fee
                                                                360,652                 60,554
    Transfer agent fees
                                                                 17,958                  7,778
    Custodian fees
                                                                 15,849                  4,612
    Professional fees (Note 6)
                                                                 19,939                  4,633
    Trustees fees and expenses
                                                                  9,280                  2,320
    Record keeping services
                                                                 26,097                  6,878
    Shareholder reports
                                                                  3,551                    599
    Registration fees and other
                                                                 13,239                 10,477
                                                     ------------------      ------------------
        Total Expenses
                                                                466,565                 97,851
                                                     ------------------      ------------------

    Expenses Paid indirectly (Note 6)
                                                               (22,900)
    Expenses Reimbursed
                                                                  ---                  (17,799)
                                                     ------------------      ------------------
        Net Expenses
                                                               443,665                  80,052
                                                     ------------------      ------------------

        Net Investment Income
                                                               255,751                 495,865
                                                     ------------------      ------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON      INVESTMENT
SECURITIES AND OPTIONS CONTRACT
Net realized gain (loss):
    Investment securities                                    3,580,245                 116,128
    Expired and closed covered call
    options written (Note 4)
                                                            (1,868,850)                    ---
                                                     ------------------      ------------------
    Net realized gain on investment securities
      and option contracts                                   1,711,395                 116,128
                                                     ------------------      ------------------
    Net increase  (decrease) in unrealized
      appreciation of  investment securities                 6,436,105                 260,253
                                                     ==================      ==================
           Net increase in net assets
         resulting from operations                   $       8,403,251        $        872,246
                                                     ==================      ==================


                              See Notes to Financial Statements



                              STATEMENT OF CHANGES IN NET ASSETS


                                          THE ELITE
                                     GROWTH & INCOME FUND
                                         (unaudited)


                                                      Six Months Ended          Year Ended
                                                       March 31,  1998         Sept 30, 1997
                                                     ------------------     -------------------

OPERATIONS:
    Net investment income                            $        255,751        $        767,877
    Net realized gain on investment
      securities and options contracts                      1,711,395               5,907,320
    Net increase (decrease) in unrealized
      appreciation of investment securities                 6,436,105               9,998,526
                                                     ------------------      ------------------
    Net increase in net assets
      resulting from operations                             8,403,251              16,673,723

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
                                                            (256,701)               (751,449)
    Distributions from net realized gains on
      investment transactions                                   ---              (11,069,678)

CAPITAL SHARE TRANSACTIONS:
    Increase in net assets resulting from capital
  share transactions (a)                                   8,446,383              18,066,984
                                                     ------------------      ------------------
        Total increase in net assets                      16,592,933              22,919,580

NET ASSETS:
    Beginning of period                                   67,718,769              44,799,189
                                                     ==================      ==================
    End of period (including undistributed
      net investment income of $36,858 and
      $14,688 respectively).                         $    84,311,702          $   67,718,769
                                                     ==================      ==================

(a)Transactions in capital stock were as follows:

                                            Six  Months  Ended                     Year Ended
                                               March 31, 1998                  September 30,1997
                                           -----------------------           -----------------------

                                        Shares            Value            Shares            Value
                                      ------------    ---------------    ------------    ---------------
    Shares sold                          496,460         $ 1,392,148        464,160       $   9,881,155
    Shares issued in reinvestment
      of  distributions                    7,102             158,356        563,824          11,716,467
                                      ------------    ---------------    -------------    ---------------
                                         503,562           5,194,364      1,027,984          21,597,622
    Shares redeemed                     (138,408)         (3,104,121)      (165,034)        ( 3,530,638)
                                      ------------    ---------------    -------------    ---------------

    Net increase                         365,155      $    8,446,383        862,950       $  18,066,984
                                      ============    ===============    =============    ===============

                              See Notes to Financial Statements



                              STATEMENT OF CHANGES IN NET ASSETS




                                          THE ELITE
                                         INCOME FUND
                                         (unaudited)

                                                           Six  Months Ended       Year Ended
                                                             March 31, 1998      Sept.  30, 1997

                                                        -------------------     -----------------

OPERATIONS:
    Net investment income                                   $ 495,865             $   848,036

    Net realized gain (loss)on investment securities
                                                              116,128                   4,750
    Net increase (decrease) in unrealized
    appreciation of investment securities
                                                              260,253                (380,175)
                                                        -------------------     -----------------
    Net increase (decrease) in net assets
    resulting from operations                                 872,246               1,232,961


NET EQUALIZATION CREDITS (DEBITS) (NOTE 2d)
                                                               ---                     19,511

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
                                                             (509,331)               (872,325)
    Distributions from net realized gains on
    investment transactions                                    ---                      ---


CAPITAL SHARE TRANSACTIONS:
    Increase in net assets resulting from capital
          share transactions (a)                             2,385,453               3,313,313

                                                        -------------------     -----------------
        Total increase (decrease) in net assets               2,748,369              3,693,460


NET ASSETS:
    Beginning of period                                      16,311,943             12,618,483

                                                        ===================     =================
    End of period (including  undistributed net investment income of $10,816 for
    1997).
                                                         $   19,060,311          $  16,311,943
                                                        ===================     =================


(a)Transactions in capital stock were as follows:

                                            Six  Months  Ended                       Year Ended
                                               March 31,1998                     September 30,1997
                                           --------------------------           ---------------------

                                        Shares               Value            Shares           Value
                                      ------------       ---------------    ------------   ---------------
    Shares sold                         482,004           $   4,959,420       545,012       $  5,376,650
    Shares issued in reinvestment
      of  distributions                  23,079                 234,944        85,735            842,573
                                      ------------       ---------------    ------------   ---------------
                                        505,083               5,194,364       630,747          6,219,223
    Shares redeemed                    (273,504)             (2,808,911)     (296,277)        (2,905,910)
                                      ------------       ---------------    ------------
                                                                                           ===============
      Net increase                      231,579           $   2,385,453       334,470      $   3,313,313
                                      ============       ===============    ============   ===============


                               See Notes to Financial Statement



                                     FINANCIAL HIGHLIGHTS


                                          THE ELITE
                                     GROWTH & INCOME FUND
                        For a share outstanding throughout each period


                                                                             Years Ended September 30

                                         *1998            1997           1996           1995           1994

Net asset value, beginning of year     $ 22.25          $ 20.55         $16.64         $15.29         $14.44
                                       -------------   -----------    -----------    -----------   ------------
Income from investment operations
  Net investment income                    .08              .29            .11            .18            .11
  Net gains on securities
  (both realized and unrealized)          2.49             6.15           3.92           2.52           1.56
                                       -------------   -----------    -----------    -----------   ------------
     Total from investment
       Operations                         2.57             6.44           4.03           2.70           1.67
                                       -------------   -----------    -----------    -----------   ------------
  Less Distributions
  Dividends from net investment
  income                                  (.08)            (.29)          (.12)          (.18)          (.10)
  Distributions from capital gains         ---            (4.45)           ---          (1.17)          (.72)
                                       -------------   -----------    -----------    -----------   ------------

     Total distributions                  (.08)           (4.74)                        (1.35)          (.82)
                                                                          (.12)
                                       -------------   -----------    -----------    -----------   ------------

Net asset value, end of year           $ 24.74         $  22.25        $ 20.55        $  16.64      $  15.29
                                       =============   ===========    ===========    ===========   ============

     Total Return                        11.58%           34.66%         24.26%          19.92%        11.80%



Ratios/Supplemental Data
  Net asset value, end of period
  (in 000's)                          $ 50,160         $ 44,799       $31,182        $25,380       $17,989
  Ratio of expenses to average net
  assets                                  1.22%(a)         1.33%         1.42%           1.42%        1.36%

  Ratio of net investment income
  to average net assets                    .71%(a)**        .61%         1.18%            .73%         .69%


Portfolio turnover                     169.72%(a)        156.93%       137.56%         153.34%      172.00%


Average Brokerage Commissions         $   .06               .06           (1)            (1)            (1)

*For the six months ending March 31, 1998
**Ratio reflects fees paid through a directed brokerage arrangement. Including the expenses paid with brokerage commission would have increased the expense ration to 1.29% and reduced net investment income to 0.64%
(1)Not required information prior to 1996
(a)Annualized

                              See Notes to Financial Statements



                                     FINANCIAL HIGHLIGHTS


                                          THE ELITE
                                         INCOME FUND
                        For a share outstanding throughout each period


                                                               Years Ended September 30

                                          *1998             1997           1996            1995           1994

Net asset value, beginning of year     $   10.00        $    9.73      $   10.03      $     9.48      $   10.61
                                       -------------    ------------   -----------    ------------    -----------
Income from investment operations
  Net investment income                      .28              .60             .60            .62            .61
  Net gain (loss) on securities
  (both realized and unrealized)             .24              .27            (.23)           .54          (1.03)

                                      -------------     ------------   -----------    ------------    -----------

     Total from investment
       operations                            .52              .87             .37           1.16            .42
                                       -------------    ------------   -----------    ------------    -----------
  Less Distributions
  Dividends from net investment
  income                                    (.29)             (.60)          (.62)          (.61)          (.61)

  Distributions from capital gains           ---               ---           (.05)           ---           (.10)

                                       -------------    ------------   -----------    ------------    -----------

     Total distributions                   (.29)             (.60)           (.67            (.61)         (.71)

                                       -------------    ------------   -----------    ------------    -----------

Net asset value, end of year           $  10.23         $   10.00      $     9.73     $     10.03     $     9.48
                                       =============    ============   ===========    ============    ===========

     Total Return                         5.23%              9.20%           3.79%          12.56%         (4.07%)



Ratios/Supplemental Data
  Net asset value, end of period
  (in 000's)                          $ 19,060          $12,618        $12,366        $11,505         $11,751
  Ratio of expenses to average
  net assets                            .92%(a)(b)        1.00%           1.12%          1.11%           1.02%
  Ratio of net investment income
  to average net assets                5.71%(a)(b)        6.01%           6.34%          5.98%           5.66%


Portfolio turnover                    13.60%(a)          43.37%          42.24%         40.88%          73.26%



 *   For six months ended March 31, 1998
(a) annualized
(b) The manager has elected to reimburse the fund $17,799. Without reimbursement the expense ratio would have been 1.13% and the net investment income 5.51%. See Notes to Financial Statement




NOTES TO FINANCIAL STATEMENTS
March 31, 1998


     Note 1 - Organization The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of non par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

Note 2 - Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles.

     A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

     B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.

     C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     D. Equalization (The Elite Income Fund) - The Fund follows the practice known as "equalization" by which a portion of the proceeds from sales and costs of repurchases of shares of the Fund is credited or charged to income on the date of the transaction so that undistributed net income per share is unaffected by shares of the Fund sold or repurchased.





NOTES TO FINANCIAL STATEMENTS
March 31, 1998

     E. Cash Equivalent - Consists of investment in mutual fund money market accounts.

     F.  Other  - As is  common  in  the  industry,  security  transactions  are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.


     G. Use Of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 3 - Restricted Securities

     The Funds may invest in restricted securities. Restricted securities are securities which have not been registered under the Securities Act of 1933, as amended, and as a result are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. There are no unrestricted securities of these issuers. At March 31, 1998, the Elite Growth and Income Fund had investments in restricted securities with the date of acquisition, cost, fair value and percentage of net assets listed below:

                                      Dates of                                      Percent of
                                      Acquisition        Cost            Value      Net Assets
Stocks
    180,000 Atrieva Corporation       08/29/94        $   216,000     $     36,000          .04%
      35,000 Optiva Corporation       04/25/94            148,750          875,000         1.04%
    135,000 Coffee Station, Inc       04/16/96            303,750          202,500           .24%
    500,000 Q-Point International     12/08/97            500,000          500,000          .59%
        6.000% due 05/01/99
                                                     -------------    -------------     ----------
                                                     =============    =============     ==========
            Total Restricted                           $1,168,500       $1,613,500        1.91%
Securities
                                                     =============    =============     ==========

Note 4 - Purchases and Sales of Securities
     For the six months ending March 31, 1998, purchases and sales of securities, other than options and short-term notes were as follows:
                                                   Purchases          Sales
The Elite Growth and Income Fund                $  59,678,425     $  56,304,828
The Elite Income Fund                           $   4,901,185     $     823,641











NOTES TO FINANCIAL STATEMENTS
March 31, 1998

     For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                                Number of
                                                                Contracts*          Premiums
Options outstanding at beginning of year                           2,860         $  1,088,662

Options written                                                   10,401            4,695,172
Options terminated in closing purchase transactions               (6,301)          (2,821,575)

Options exercised                                                  ---                    ---
Options expired                                                   (2,120)            (951,088)

                                                             ============       ================
Options outstanding at March 31,1998                               4,840         $   2,011,171
                                                             ============       ================

        * Each contract represents 100 shares of common stock

Note 5 - Investment Management Fee and Other Transactions with Affiliates

     The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund, the rates are 1% and .7%, respectively, up to $250 million; .75% and .625%, respectively, over $250 million up to $500 million; and
 .5% over $500 million for each Fund.

     The Manager may voluntary reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.

NOTE 6 - Directed Brokerage Arrangement

     In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the year ending March 31, 1998 were $22,900 for the Elite Growth & Income Fund.

NOTE 7 - Concentration

     Although both of the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods and services, financial intermediaries, and energy goods and services. The Elite Income Fund has investments in excess of 10% in electric utilities, gas utilities and financial industries.